Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment reporting_unit	Aug. 22, 2023 $ / shares	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Cash, FDIC insured amount	$ 1,400		$ 1,700
Restricted cash	$ 24,475		28,106
Number of reporting units | reporting_unit	1
Lease payments	$ 0		$ 900
Number of reportable segments | segment	1
Internal use software and website development
Line of Credit Facility [Line Items]
Useful lives (in years)	3 years		3 years
Aurora Acquisition Corp | Public Warrants and Private Placement Warrants | Class A
Line of Credit Facility [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.50
Minimum
Line of Credit Facility [Line Items]
Lease term	1 year
Minimum | Computer and Hardware
Line of Credit Facility [Line Items]
Useful lives (in years)	3 years
Minimum | Furniture and equipment
Line of Credit Facility [Line Items]
Useful lives (in years)	4 years
Maximum
Line of Credit Facility [Line Items]
Lease term	10 years
Maximum | Computer and Hardware
Line of Credit Facility [Line Items]
Useful lives (in years)	5 years
Maximum | Furniture and equipment
Line of Credit Facility [Line Items]
Useful lives (in years)	7 years